Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Marketable Securities [Abstract]
Unrealized gain (loss) on marketable securities	$ (3,973)	$ 872	$ 2,010
Proceeds from sale of marketable securities	3,854	11,245	6,150
Realized gain from sale of marketable securities	$ 581	$ 1,073	$ 333